UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Overlay Shares Core Bond ETF
OVB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovb. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Core Bond ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$47,862,137
Number of Holdings	10
Net Advisory Fee	$132,798
Portfolio Turnover	5%
30-Day SEC Yield	3.13%
Distribution Yield	4.82%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Core Bond ETF	PAGE 1	TSR-SAR-53656F862

Overlay Shares Foreign Equity ETF
OVF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovf. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Foreign Equity ETF	$41	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$34,036,258
Number of Holdings	11
Net Advisory Fee	$109,634
Portfolio Turnover	7%
30-Day SEC Yield	2.37%
Distribution Yield	10.45%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Foreign Equity ETF	PAGE 1	TSR-SAR-53656F870

Overlay Shares Hedged Large Cap Equity ETF
OVLH (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovlh. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Hedged Large Cap Equity ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$103,169,042
Number of Holdings	11
Net Advisory Fee	$353,757
Portfolio Turnover	2%
30-Day SEC Yield	0.36%
Distribution Yield	0.30%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	97.7%
Purchased Options	2.2%
Money Market Funds	0.1%
Cash & Other	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovlh.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Hedged Large Cap Equity ETF	PAGE 1	TSR-SAR-53656F581

Overlay Shares Large Cap Equity ETF
OVL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovl. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Large Cap Equity ETF	$39	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$175,920,058
Number of Holdings	10
Net Advisory Fee	$664,798
Portfolio Turnover	5%
30-Day SEC Yield	0.39%
Distribution Yield	10.49%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.0%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Large Cap Equity ETF	PAGE 1	TSR-SAR-53656F805

Overlay Shares Municipal Bond ETF
OVM (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovm. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Municipal Bond ETF	$39	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$33,456,236
Number of Holdings	11
Net Advisory Fee	$117,809
Portfolio Turnover	5%
30-Day SEC Yield	2.65%
Distribution Yield	5.12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	30.9%
Money Market Funds	0.1%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	-30.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovm.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Municipal Bond ETF	PAGE 1	TSR-SAR-53656F854

Overlay Shares Short Term Bond ETF
OVT (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovt. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Short Term Bond ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$56,471,903
Number of Holdings	11
Net Advisory Fee	$190,750
Portfolio Turnover	5%
30-Day SEC Yield	3.65%
Distribution Yield	6.09%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	10.9%
Money Market Funds	0.0%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	-10.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Short Term Bond ETF	PAGE 1	TSR-SAR-53656F573

Overlay Shares Small Cap Equity ETF
OVS (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://lsfunds.com/etfs/ovs. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Small Cap Equity ETF	$40	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$19,093,320
Number of Holdings	11
Net Advisory Fee	$62,379
Portfolio Turnover	4%
30-Day SEC Yield	0.60%
Distribution Yield	10.30%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	10.4%
Money Market Funds	0.1%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	-10.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/etfs/ovs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Small Cap Equity ETF	PAGE 1	TSR-SAR-53656F888

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Overlay Shares ETFs
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Municipal Bond ETF (OVM)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Small Cap Equity ETF (OVS)
Semi-Annual Financial Statements & Additional Information
February 28, 2026 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Overlay Shares Core Bond ETF
Schedule of Investments
February 28, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares Core U.S. Aggregate Bond ETF(a)(b)		471,600	$47,820,240
TOTAL EXCHANGE TRADED FUNDS (Cost $52,084,344)			47,820,240
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 03/02/2026; Exercise Price: $6,500.00	$11,694,096	17	552
Expiration: 03/03/2026; Exercise Price: $6,500.00	11,694,096	17	1,700
Expiration: 03/04/2026; Exercise Price: $6,500.00	11,694,096	17	3,273
Expiration: 03/05/2026; Exercise Price: $6,450.00	12,381,984	18	4,410
TOTAL PURCHASED OPTIONS (Cost $111,318)			9,935
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 3.60%(h)		12,799	12,799
TOTAL MONEY MARKET FUNDS (Cost $12,799)			12,799
TOTAL INVESTMENTS - 100.0% (Cost $52,208,461)			$47,842,974
Other Assets in Excess of Liabilities - 0.0%(g)			19,163
TOTAL NET ASSETS - 100.0%			$47,862,137

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $3,549,000.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

1

Overlay Shares Core Bond ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/02/2026; Exercise Price: $6,700.00	$(11,694,096)	(17)	$(3,783)
Expiration: 03/03/2026; Exercise Price: $6,700.00	(11,694,096)	(17)	(11,050)
Expiration: 03/04/2026; Exercise Price: $6,700.00	(11,694,096)	(17)	(17,935)
Expiration: 03/05/2026; Exercise Price: $6,650.00	(12,381,984)	(18)	(18,720)
TOTAL WRITTEN OPTIONS (Premiums received $280,589)			$(51,488)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$47,820,240	$—	$—	$47,820,240
Purchased Options	—	9,935	—	9,935
Money Market Funds	12,799	—	—	12,799
Total Investments	$47,833,039	$9,935	$—	$47,842,974
Liabilities:
Investments:
Written Options	$—	$(51,488)	$—	$(51,488)
Total Investments	$—	$(51,488)	$—	$(51,488)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

Overlay Shares Foreign Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares Core MSCI EAFE ETF(a)(b)		277,059	$27,240,441
iShares Core MSCI Emerging Markets ETF		88,100	6,762,556
TOTAL EXCHANGE TRADED FUNDS (Cost $25,585,903)			34,002,997
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 03/02/2026; Exercise Price: $6,500.00	$8,254,656	12	390
Expiration: 03/03/2026; Exercise Price: $6,500.00	8,254,656	12	1,200
Expiration: 03/04/2026; Exercise Price: $6,500.00	8,254,656	12	2,310
Expiration: 03/05/2026; Exercise Price: $6,450.00	8,942,544	13	3,185
TOTAL PURCHASED OPTIONS (Cost $78,949)			7,085
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 3.60%(h)		10,526	10,526
TOTAL MONEY MARKET FUNDS (Cost $10,526)			10,526
TOTAL INVESTMENTS - 100.0% (Cost $25,675,378)			$34,020,608
Other Assets in Excess of Liabilities - 0.0%(g)			15,650
TOTAL NET ASSETS - 100.0%			$34,036,258

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $4,916,000.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

3

Overlay Shares Foreign Equity ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value

WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/02/2026; Exercise Price: $6,700.00	$(8,254,656)	(12)	$(2,670)
Expiration: 03/03/2026; Exercise Price: $6,700.00	(8,254,656)	(12)	(7,800)
Expiration: 03/04/2026; Exercise Price: $6,700.00	(8,254,656)	(12)	(12,660)
Expiration: 03/05/2026; Exercise Price: $6,650.00	(8,942,544)	(13)	(13,520)
TOTAL WRITTEN OPTIONS (Premiums received $199,076)			$(36,650)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$34,002,997	$—	$—	$34,002,997
Purchased Options	—	7,085	—	7,085
Money Market Funds	10,526	—	—	10,526
Total Investments	$34,013,523	$7,085	$—	$34,020,608
Liabilities:
Investments:
Written Options	$—	$(36,650)	$—	$(36,650)
Total Investments	$—	$(36,650)	$—	$(36,650)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

OVERLAY SHARES HEDGED LARGE CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 97.7%
Vanguard S&P 500 ETF(a)		159,682	$100,765,729
TOTAL EXCHANGE TRADED FUNDS (Cost $89,241,313)			100,765,729
	Notional Amount	Contracts
PURCHASED OPTIONS - 2.2%(b)
Put Options - 2.2%
CBOE S&P 500 Index(c)(d)
Expiration: 03/20/2026; Exercise Price: $6,500.00	$17,197,200	25	73,250
Expiration: 04/17/2026; Exercise Price: $6,500.00	11,694,096	17	113,135
Expiration: 05/15/2026; Exercise Price: $6,500.00	11,694,096	17	167,875
Expiration: 06/18/2026; Exercise Price: $6,500.00	11,694,096	17	226,185
Expiration: 07/17/2026; Exercise Price: $6,500.00	11,694,096	17	269,620
Expiration: 08/21/2026; Exercise Price: $6,500.00	11,694,096	17	322,320
Expiration: 09/18/2026; Exercise Price: $6,500.00	11,694,096	17	360,570
Expiration: 10/16/2026; Exercise Price: $6,500.00	11,694,096	17	396,015
Expiration: 01/15/2027; Exercise Price: $6,200.00	11,694,096	17	384,625
TOTAL PURCHASED OPTIONS (Cost $3,348,417)			2,313,595

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60%(e)	99,939	$99,939
TOTAL MONEY MARKET FUNDS (Cost $99,939)		99,939
TOTAL INVESTMENTS - 100.0% (Cost $92,689,669)		$103,179,263
Liabilities in Excess of Other Assets - (0.0)%(f)		(10,221)
TOTAL NET ASSETS - 100.0%		$103,169,042

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(f)	Represents less than 0.05% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$100,765,729	$—	$—	$100,765,729
Purchased Options	—	2,313,595	—	2,313,595
Money Market Funds	99,939	—	—	99,939
Total Investments	$100,865,668	$2,313,595	$—	$103,179,263

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

5

Overlay Shares Large Cap Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
Vanguard S&P 500 ETF(a)(b)		278,465	$175,722,553
TOTAL EXCHANGE TRADED FUNDS (Cost $155,067,834)			175,722,553
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(c)(d)
Put Options - 0.0%(c)
CBOE S&P 500 Index(e)(f)(g)
Expiration: 03/02/2026; Exercise Price: $6,500.00	$44,712,720	65	2,112
Expiration: 03/03/2026; Exercise Price: $6,500.00	44,024,832	64	6,400
Expiration: 03/04/2026; Exercise Price: $6,500.00	44,712,720	65	12,513
Expiration: 03/05/2026; Exercise Price: $6,450.00	43,336,944	63	15,435
TOTAL PURCHASED OPTIONS (Cost $416,638)			36,460

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(c)
First American Government Obligations Fund - Class X, 3.60%(h)	9,807	9,807
TOTAL MONEY MARKET FUNDS (Cost $9,807)		9,807
TOTAL INVESTMENTS - 99.9% (Cost $155,494,279)		$175,768,820
Other Assets in Excess of Liabilities - 0.1%		151,238
TOTAL NET ASSETS - 100.0%		$175,920,058

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $31,552,000.
(c)	Represents less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(h)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

6

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/02/2026; Exercise Price: $6,700.00	$(44,712,720)	(65)	$(14,463)
Expiration: 03/03/2026; Exercise Price: $6,700.00	(44,024,832)	(64)	(41,600)
Expiration: 03/04/2026; Exercise Price: $6,700.00	(44,712,720)	(65)	(68,575)
Expiration: 03/05/2026; Exercise Price: $6,650.00	(43,336,944)	(63)	(65,520)
TOTAL WRITTEN OPTIONS (Premiums received $1,048,721)			$(190,158)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$175,722,553	$—	$—	$175,722,553
Purchased Options	—	36,460	—	36,460
Money Market Funds	9,807	—	—	9,807
Total Investments	$175,732,360	$36,460	$—	$175,768,820
Liabilities:
Investments:
Written Options	$—	$(190,158)	$—	$(190,158)
Total Investments	$—	$(190,158)	$—	$(190,158)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

7

Overlay Shares Municipal Bond ETF
Schedule of Investments
February 28, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
iShares National Muni Bond ETF(a)(b)(c)		306,726	$33,408,596
TOTAL EXCHANGE TRADED FUNDS (Cost $33,323,729)			33,408,596
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(d)(e)
Put Options - 0.0%(d)
CBOE S&P 500 Index(f)(g)(h)
Expiration: 03/02/2026; Exercise Price: $6,500.00	$8,942,544	13	423
Expiration: 03/03/2026; Exercise Price: $6,500.00	8,254,656	12	1,200
Expiration: 03/04/2026; Exercise Price: $6,500.00	8,942,544	13	2,502
Expiration: 03/05/2026; Exercise Price: $6,450.00	7,566,768	11	2,695
TOTAL PURCHASED OPTIONS (Cost $79,997)			6,820

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(i)	10,343,691	10,343,691
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,343,691)		10,343,691

	Shares	Value
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60%(i)	12,073	$12,073
TOTAL MONEY MARKET FUNDS (Cost $12,073)		12,073
TOTAL INVESTMENTS - 130.8% (Cost $43,759,490)		$43,771,180
Liabilities in Excess of Other Assets - (30.8)%		(10,314,944)
TOTAL NET ASSETS - 100.0%		$33,456,236

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $10,127,055.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $3,812,200.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(i)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

8

Overlay Shares Municipal Bond ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/02/2026; Exercise Price: $6,700.00	$(8,942,544)	(13)	$(2,893)
Expiration: 03/03/2026; Exercise Price: $6,700.00	(8,254,656)	(12)	(7,800)
Expiration: 03/04/2026; Exercise Price: $6,700.00	(8,942,544)	(13)	(13,715)
Expiration: 03/05/2026; Exercise Price: $6,650.00	(7,566,768)	(11)	(11,440)
TOTAL WRITTEN OPTIONS (Premiums received $200,985)			$(35,848)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$33,408,596	$—	$—	$33,408,596
Purchased Options	—	6,820	—	6,820
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,343,691
Money Market Funds	12,073	—	—	12,073
Total Investments	$33,420,669	$6,820	$—	$43,771,180
Liabilities:
Investments:
Written Options	$—	$(35,848)	$—	$(35,848)
Total Investments	$—	$(35,848)	$—	$(35,848)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,343,691 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

9

Overlay Shares Short Term Bond ETF
Schedule of Investments
February 28, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
Vanguard Short-Term Corporate Bond ETF(a)(b)(c)		703,538	$56,423,748
TOTAL EXCHANGE TRADED FUNDS (Cost $56,881,189)			56,423,748
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(d)(e)
Put Options - 0.0%(d)
CBOE S&P 500 Index(f)(g)(h)
Expiration: 03/02/2026; Exercise Price: $6,500.00	$13,757,760	20	650
Expiration: 03/03/2026; Exercise Price: $6,500.00	13,069,872	19	1,900
Expiration: 03/04/2026; Exercise Price: $6,500.00	13,069,872	19	3,657
Expiration: 03/05/2026; Exercise Price: $6,450.00	14,445,648	21	5,145
TOTAL PURCHASED OPTIONS (Cost $127,222)			11,352
		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(i)		6,150,000	6,150,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,150,000)			6,150,000
		Shares
MONEY MARKET FUNDS - 0.0%(d)
First American Government Obligations Fund - Class X, 3.60%(i)		12,163	12,163
TOTAL MONEY MARKET FUNDS (Cost $12,163)			12,163
TOTAL INVESTMENTS - 110.8% (Cost $63,170,574)			$62,597,263
Liabilities in Excess of Other Assets - (10.8)%			(6,125,360)
TOTAL NET ASSETS - 100.0%			$56,471,903

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $6,015,000.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $8,020,000.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(i)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

10

Overlay Shares Short Term Bond ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/02/2026; Exercise Price: $6,700.00	$(13,757,760)	(20)	$(4,450)
Expiration: 03/03/2026; Exercise Price: $6,700.00	(13,069,872)	(19)	(12,350)
Expiration: 03/04/2026; Exercise Price: $6,700.00	(13,069,872)	(19)	(20,045)
Expiration: 03/05/2026; Exercise Price: $6,650.00	(14,445,648)	(21)	(21,840)
TOTAL WRITTEN OPTIONS (Premiums received $320,932)			$(58,685)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$56,423,748	$—	$—	$56,423,748
Purchased Options	—	11,352	—	11,352
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,150,000
Money Market Funds	12,163	—	—	12,163
Total Investments	$56,435,911	$11,352	$—	$62,597,263
Liabilities:
Investments:
Written Options	$—	$(58,685)	$—	$(58,685)
Total Investments	$—	$(58,685)	$—	$(58,685)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,150,000 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

11

Overlay Shares Small Cap Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares Core S&P Small-Cap ETF(a)(b)(c)		147,012	$19,067,457
TOTAL EXCHANGE TRADED FUNDS (Cost $16,624,951)			19,067,457
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(d)(e)
Put Options - 0.0%(d)
CBOE S&P 500 Index(f)(g)(h)
Expiration: 03/02/2026; Exercise Price: $6,500.00	$4,815,216	7	227
Expiration: 03/03/2026; Exercise Price: $6,500.00	4,815,216	7	700
Expiration: 03/04/2026; Exercise Price: $6,500.00	4,815,216	7	1,348
Expiration: 03/05/2026; Exercise Price: $6,450.00	4,127,328	6	1,470
TOTAL PURCHASED OPTIONS (Cost $44,056)			3,745
		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(i)		1,985,960	1,985,960
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,985,960)			1,985,960

	Shares	Value
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60%(i)	13,048	$13,048
TOTAL MONEY MARKET FUNDS (Cost $13,048)		13,048
TOTAL INVESTMENTS - 110.4% (Cost $18,668,015)		$21,070,210
Liabilities in Excess of Other Assets - (10.4)%		(1,976,890)
TOTAL NET ASSETS - 100.0%		$19,093,320

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $1,918,652.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $5,188,000.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(i)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

12

Overlay Shares Small Cap Equity ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/02/2026; Exercise Price: $6,700.00	$(4,815,216)	(7)	$(1,558)
Expiration: 03/03/2026; Exercise Price: $6,700.00	(4,815,216)	(7)	(4,550)
Expiration: 03/04/2026; Exercise Price: $6,700.00	(4,815,216)	(7)	(7,385)
Expiration: 03/05/2026; Exercise Price: $6,650.00	(4,127,328)	(6)	(6,240)
TOTAL WRITTEN OPTIONS (Premiums received $110,673)			$(19,733)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$19,067,457	$—	$—	$19,067,457
Purchased Options	—	3,745	—	3,745
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,985,960
Money Market Funds	13,048	—	—	13,048
Total Investments	$19,080,505	$3,745	$—	$21,070,210
Liabilities:
Investments:
Written Options	$—	$(19,733)	$—	$(19,733)
Total Investments	$—	$(19,733)	$—	$(19,733)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,985,960 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

13

OVERLAY SHARES ETFs
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
ASSETS:
Investments, at value	$47,842,974	$34,020,608	$103,179,263	$175,768,820	$43,771,180
Deposit at broker for option contracts	96,866	71,477	48,797	444,605	73,004
Dividends receivable	164	57	119	372	88
Security lending income receivable	—	—	—	—	11,057
Total assets	47,940,004	34,092,142	103,228,179	176,213,797	43,855,329
LIABILITIES:
Written option, at value	51,488	36,650	—	190,158	35,848
Payable to Adviser	26,198	19,098	59,137	102,973	19,554
Payable upon return of securities loaned	—	—	—	—	10,343,691
Payable for expenses and other liabilities	181	136	—	608	—
Total liabilities	77,867	55,884	59,137	293,739	10,399,093
NET ASSETS	$47,862,137	$34,036,258	$103,169,042	$175,920,058	$33,456,236
Net Assets Consists of:
Paid-in capital	$53,913,402	$26,798,042	$95,383,085	$154,208,949	$33,887,454
Total distributable earnings/ (accumulated losses)	(6,051,265)	7,238,216	7,785,957	21,711,109	(431,218)
Total net assets	$47,862,137	$34,036,258	$103,169,042	$175,920,058	$33,456,236
Net assets	$47,862,137	$34,036,258	$103,169,042	$175,920,058	$33,456,236
Shares issued and outstanding(a)	2,285,000	1,060,000	2,620,000	3,310,000	1,525,000
Net asset value per share	$20.95	$32.11	$39.38	$53.15	$21.94
Cost:
Investments, at cost	$52,208,461	$25,675,378	$92,689,669	$155,494,279	$43,759,490
Proceeds:
Written options premium received	$280,589	$199,076	$—	$1,048,721	$200,985
Loaned Securities:
at value (included in investments)	$—	$—	$—	$—	$10,127,055

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

OVERLAY SHARES ETFs
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)(Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
ASSETS:
Investments, at value	$62,597,263	$21,070,210
Deposit at broker for option contracts	113,474	39,425
Security lending income receivable	938	156
Dividends receivable	200	37
Total assets	62,711,875	21,109,828
LIABILITIES:
Written option, at value	58,685	19,733
Payable upon return of securities loaned	6,150,000	1,985,960
Payable to Adviser	30,795	10,811
Payable for expenses and other liabilities	492	4
Total liabilities	6,239,972	2,016,508
NET ASSETS	$56,471,903	$19,093,320
Net Assets Consists of:
Paid-in capital	$57,609,141	$16,862,900
Total distributable earnings/(accumulated losses)	(1,137,238)	2,230,420
Total net assets	$56,471,903	$19,093,320
Net assets	$56,471,903	$19,093,320
Shares issued and outstanding(a)	2,550,000	500,000
Net asset value per share	$22.15	$38.19
Cost:
Investments, at cost	$63,170,574	$18,668,015
Proceeds:
Written options premium received	$320,932	$110,673
Loaned Securities:
at value (included in investments)	$6,015,000	$1,918,652

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

OVERLAY SHARES ETFs
Statements of Operations
For the Period Ended February 28, 2026 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
INVESTMENT INCOME:
Dividend income	$676,032	$554,381	$507,219	$1,029,664	$492,234
Interest income	—	—	—	622	—
Securities lending income	—	—	—	—	11,057
Total investment income	676,032	554,381	507,219	1,030,286	503,291
EXPENSES:
Investment advisory fee	132,798	109,634	353,757	664,798	117,809
Interest expense	225	199	610	328	201
Total expenses	133,023	109,833	354,367	665,126	118,010
Net investment income	543,009	444,548	152,852	365,160	385,281
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,800,314)	(942,820)	1,545,656	(3,248,320)	(1,362,562)
Written options expired or closed	2,239,266	1,795,877	—	11,229,249	1,948,181
Net realized gain	438,952	853,057	1,545,656	7,980,929	585,619
Net change in unrealized appreciation (depreciation) on:
Investments	1,142,859	4,380,807	1,813,172	6,131,604	1,290,232
Written options	156,373	112,898	—	520,898	110,415
Net change in unrealized appreciation (depreciation)	1,299,232	4,493,705	1,813,172	6,652,502	1,400,647
Net realized and unrealized gain	1,738,184	5,346,762	3,358,828	14,633,431	1,986,266
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,281,193	$5,791,310	$3,511,680	$14,998,591	$2,371,547

The accompanying notes are an integral part of these financial statements.

16

OVERLAY SHARES ETFs
Statements of Operations
For the Period Ended February 28, 2026 (Unaudited)(Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
INVESTMENT INCOME:
Dividend income	$1,130,413	$139,680
Securities lending income	937	156
Total investment income	1,131,350	139,836
EXPENSES:
Investment advisory fee	190,750	62,379
Interest expense	241	209
Total expenses	190,991	62,588
Net investment income	940,359	77,248
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,272,765)	(616,542)
Written options expired or closed	3,262,494	1,057,883
Net realized gain	989,729	441,341
Net change in unrealized appreciation (depreciation) on:
Investments	265,201	1,460,310
Written options	159,399	59,771
Net change in unrealized appreciation (depreciation)	424,600	1,520,081
Net realized and unrealized gain	1,414,329	1,961,422
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,354,688	$2,038,670

The accompanying notes are an integral part of these financial statements.

17

OVERLAY SHARES ETFs
Statements of Changes in Net Assets

	Overlay Shares Core Bond ETF		Overlay Shares Foreign Equity ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$543,009	$1,498,548	$444,548	$468,169
Net realized gain (loss)	438,952	(1,609,101)	853,057	517,360
Net change in unrealized appreciation (depreciation)	1,299,232	796,501	4,493,705	1,564,424
Net increase in net assets from operations	2,281,193	685,948	5,791,310	2,549,953
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,392,514)(1)	(1,498,548)	(1,748,556)(1)	(468,169)
From return of capital	—	(1,408,211)	—	(499,395)
Total distributions to shareholders	(1,392,514)	(2,906,759)	(1,748,556)	(967,564)
CAPITAL TRANSACTIONS:
Shares sold	15,261,616	15,186,024	5,893,099	9,176,448
Shares redeemed	(4,987,263)	(25,104,211)	(882,132)	(4,396,333)
Net increase (decrease) in net assets from capital transactions	10,274,353	(9,918,187)	5,010,967	4,780,115
Net increase (decrease) in net assets	11,163,032	(12,138,998)	9,053,721	6,362,504
NET ASSETS:
Beginning of the period	36,699,105	48,838,103	24,982,537	18,620,033
End of the period	$47,862,137	$36,699,105	$34,036,258	$24,982,537
SHARES TRANSACTIONS
Shares sold	740,000	730,000	200,000	350,000
Shares redeemed	(240,000)	(1,240,000)	(30,000)	(180,000)
Total increase (decrease) in shares outstanding	500,000	(510,000)	170,000	170,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

18

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Hedged Large Cap Equity ETF		Overlay Shares Large Cap Equity ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$152,852	$181,008	$365,160	$1,137,908
Net realized gain	1,545,656	3,255,624	7,980,929	23,237,286
Net change in unrealized appreciation (depreciation)	1,813,172	5,807,621	6,652,502	(2,287,920)
Net increase in net assets from operations	3,511,680	9,244,253	14,998,591	22,087,274
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(309,528)(1)	(118,592)	(5,987,728)(1)	(1,137,908)
From return of capital	—	—	—	(5,379,579)
Total distributions to shareholders	(309,528)	(118,592)	(5,987,728)	(6,517,487)
CAPITAL TRANSACTIONS:
Shares sold	36,055,312	92,501,464	28,081,032	236,317,331
Shares redeemed	(12,634,526)	(47,939,747)	(29,950,621)	(264,425,716)
Net increase (decrease) in net assets from capital transactions	23,420,786	44,561,717	(1,869,589)	(28,108,385)
Net increase (decrease) in net assets	26,622,938	53,687,378	7,141,274	(12,538,598)
NET ASSETS:
Beginning of the period	76,546,104	22,858,726	168,778,784	181,317,382
End of the period	$103,169,042	$76,546,104	$175,920,058	$168,778,784
SHARES TRANSACTIONS
Shares sold	920,000	2,730,000	530,000	5,120,000
Shares redeemed	(320,000)	(1,400,000)	(570,000)	(5,760,000)
Total increase (decrease) in shares outstanding	600,000	1,330,000	(40,000)	(640,000)

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

19

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Municipal Bond ETF		Overlay Shares Short Term Bond ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$385,281	$643,183	$940,359	$1,785,390
Net realized gain (loss)	585,619	(409,392)	989,729	(44,663)
Net change in unrealized appreciation (depreciation)	1,400,647	(596,170)	424,600	867,837
Net increase (decrease) in net assets from operations	2,371,547	(362,379)	2,354,688	2,608,564
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,138,423)(1)	(643,183)	(2,511,258)(1)	(1,893,222)
From return of capital	—	(784,690)	—	(1,295,551)
Total distributions to shareholders	(1,138,423)	(1,427,873)	(2,511,258)	(3,188,773)
CAPITAL TRANSACTIONS:
Shares sold	7,548,740	10,717,979	6,847,887	88,777,161
Shares redeemed	(2,601,182)	(4,562,745)	(1,773,650)	(80,228,776)
Net increase in net assets from capital transactions	4,947,558	6,155,234	5,074,237	8,548,385
Net increase in net assets	6,180,682	4,364,982	4,917,667	7,968,176
NET ASSETS:
Beginning of the period	27,275,554	22,910,572	51,554,236	43,586,060
End of the period	$33,456,236	$27,275,554	$56,471,903	$51,554,236
SHARES TRANSACTIONS
Shares sold	350,000	490,000	310,000	4,000,000
Shares redeemed	(120,000)	(220,000)	(80,000)	(3,610,000)
Total increase in shares outstanding	230,000	270,000	230,000	390,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

20

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Small Cap Equity ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income	$77,248	$154,127
Net realized gain	441,341	640,739
Net change in unrealized appreciation (depreciation)	1,520,081	(198,639)
Net increase in net assets from operations	2,038,670	596,227
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(678,504)(1)	(164,857)
From return of capital	—	(330,803)
Total distributions to shareholders	(678,504)	(495,660)
CAPITAL TRANSACTIONS:
Shares sold	2,602,846	10,807,449
Shares redeemed	(711,858)	(7,248,254)
Net increase in net assets from capital transactions	1,890,988	3,559,195
Net increase in net assets	3,251,154	3,659,762
NET ASSETS:
Beginning of the period	15,842,166	12,182,404
End of the period	$19,093,320	$15,842,166
SHARES TRANSACTIONS
Shares sold	70,000	320,000
Shares redeemed	(20,000)	(210,000)
Total increase (decrease) in shares outstanding	50,000	110,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

21

OVERLAY SHARES CORE BOND ETF
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.56	$21.28	$20.37	$21.54	$26.40	$26.61
INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.64	0.57	0.44	0.26	0.27
Net realized and unrealized gain (loss) on investments(b)	0.89	(0.15)	1.45	(0.59)	(3.99)	0.52
Total from investment operations	1.21	0.49	2.02	(0.15)	(3.73)	0.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(0.63)	(0.57)	(0.42)	(0.23)	(0.83)
Net realized gains	—	—	—	—	(0.43)	(0.17)
Return of capital	—	(0.58)	(0.54)	(0.60)	(0.47)	—
Total distributions	(0.82)	(1.21)	(1.11)	(1.02)	(1.13)	(1.00)
Net asset value, end of period	$20.95	$20.56	$21.28	$20.37	$21.54	$26.40
Total return(c)	5.96%	2.44%	10.33%	−0.63%	−14.56%	3.13%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$47,862	$36,699	$48,838	$49,405	$64,634	$143,901
Ratio of expenses to average net assets(e)	0.75%	0.76%	0.76%	0.84%	0.77%	0.77%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.01%	0.01%	0.09%	0.02%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	3.07%	3.13%	2.78%	2.13%	1.07%	1.03%
Portfolio turnover rate(c)(g)	5%	9%	11%	3%	6%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

OVERLAY SHARES FOREIGN EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.07	$25.86	$22.36	$21.04	$27.84	$24.13
INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.65	0.57	0.45	0.44	0.33
Net realized and unrealized gain (loss) on investments(b)	5.32	2.90	4.03	1.89	(6.04)	4.39
Total from investment operations	5.77	3.55	4.60	2.34	(5.60)	4.72
LESS DISTRIBUTIONS FROM:
Net investment income	(1.73)	(0.70)	(0.57)	(0.48)	(0.54)	(1.01)
Net realized gains	—	—	—	—	(0.14)	—
Return of capital	—	(0.64)	(0.53)	(0.54)	(0.52)	—
Total distributions	(1.73)	(1.34)	(1.10)	(1.02)	(1.20)	(1.01)
Net asset value, end of period	$32.11	$28.07	$25.86	$22.36	$21.04	$27.84
Total return(c)	21.08%	14.37%	21.15%	11.35%	−20.64%	19.82%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$34,036	$24,983	$18,620	$16,770	$11,046	$6,960
Ratio of expenses to average net assets(e)	0.75%	0.76%	0.76%	0.80%	0.78%	0.77%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.01%	0.01%	0.05%	0.03%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	3.04%	2.53%	2.41%	2.04%	1.79%	1.28%
Portfolio turnover rate(c)(g)	7%	12%	12%	117%	8%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

OVERLAY SHARES HEDGED LARGE CAP EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,				Period Ended August 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$37.89	$33.13	$27.98	$25.53	$28.97	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.14	0.24	0.23	0.14	0.04
Net realized and unrealized gain (loss) on investments(c)	1.55	4.73	5.15	2.42	(3.46)	3.93
Total from investment operations	1.61	4.87	5.39	2.65	(3.32)	3.97
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.11)	(0.23)	(0.15)	(0.12)	—
Net realized gains	—	—	—	(0.05)	—	—
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.12)	(0.11)	(0.24)	(0.20)	(0.12)	—
Net asset value, end of period	$39.38	$37.89	$33.13	$27.98	$25.53	$28.97
Total return(d)	4.23%	14.75%	19.37%	10.49%	−11.54%	15.89%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$103,169	$76,546	$22,859	$96,534	$26,165	$12,313
Ratio of expenses to average net assets(f)	0.75%	0.77%	0.82%	0.90%	0.85%	0.81%
Ratio of interest expense to average net assets(f)	0.00%(g)	0.02%	0.07%	0.15%	0.10%	0.06%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.32%	0.41%	0.83%	0.86%	0.51%	0.26%
Portfolio turnover rate(d)(h)	2%	23%	21%	5%	24%	13%

(a)	Inception date of the Fund was January 14, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

OVERLAY SHARES LARGE CAP EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$50.38	$45.44	$36.08	$32.22	$39.21	$30.08
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.28	0.29	0.32	0.23	0.22
Net realized and unrealized gain (loss) on investments(b)	4.43	6.19	10.39	4.73	(5.74)	10.16
Total from investment operations	4.54	6.47	10.68	5.05	(5.51)	10.38
LESS DISTRIBUTIONS FROM:
Net investment income	(1.77)	(0.28)	(0.26)	(0.23)	(0.30)	(0.87)
Net realized gains	—	—	—	—	(0.57)	(0.38)
Return of capital	—	(1.25)	(1.06)	(0.96)	(0.61)	—
Total distributions	(1.77)	(1.53)	(1.32)	(1.19)	(1.48)	(1.25)
Net asset value, end of period	$53.15	$50.38	$45.44	$36.08	$32.22	$39.21
Total return(c)	9.02%	14.61%	30.25%	16.19%	−14.53%	35.36%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$175,920	$168,779	$181,317	$157,865	$248,933	$200,959
Ratio of expenses to average net assets(e)	0.75%	0.76%	0.76%	0.84%	0.77%	0.77%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.01%	0.01%	0.09%	0.02%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.41%	0.60%	0.74%	0.98%	0.65%	0.66%
Portfolio turnover rate(c)(g)	5%	7%	11%	1%	5%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

OVERLAY SHARES MUNICIPAL BOND ETF
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.06	$22.35	$21.70	$22.11	$26.37	$25.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.51	0.47	0.39	0.25	0.31
Net realized and unrealized gain (loss) on investments(b)	1.39	(0.67)	1.23	0.18	(3.03)	1.28
Total from investment operations	1.65	(0.16)	1.70	0.57	(2.78)	1.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.77)	(0.55)	(0.75)	(0.38)	(0.29)	(0.87)
Net realized gains	—	—	(0.24)	—	(0.80)	(0.15)
Return of capital	—	(0.58)	(0.06)	(0.60)	(0.39)	—
Total distributions	(0.77)	(1.13)	(1.05)	(0.98)	(1.48)	(1.02)
Net asset value, end of period	$21.94	$21.06	$22.35	$21.70	$22.11	$26.37
Total return(c)	7.96%	−0.73%	8.05%	2.67%	−11.02%	6.32%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$33,456	$27,276	$22,911	$14,650	$14,922	$11,208
Ratio of expenses to average net assets(e)	0.75%	0.76%	0.76%	0.81%	0.77%	0.77%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.01%	0.01%	0.06%	0.02%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	2.45%	2.36%	2.15%	1.77%	1.03%	1.19%
Portfolio turnover rate(c)(g)	5%	7%	12%	3%	5%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

OVERLAY SHARES SHORT TERM BOND ETF
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,				Period Ended August 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.22	$22.58	$21.53	$21.93	$25.30	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.41	0.76	0.63	0.42	0.20	0.11
Net realized and unrealized gain (loss) on investments(c)	0.60	0.27	1.70	0.17	(2.52)	0.62
Total from investment operations	1.01	1.03	2.33	0.59	(2.32)	0.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.95)	(0.78)	(0.75)	(0.44)	(0.27)	(0.43)
Net realized gains	(0.13)	(0.03)	(0.22)	—	(0.30)	—
Return of capital	—	(0.58)	(0.31)	(0.55)	(0.48)	—
Total distributions	(1.08)	(1.39)	(1.28)	(0.99)	(1.05)	(0.43)
Net asset value, end of period	$22.15	$22.22	$22.58	$21.53	$21.93	$25.30
Total return(d)	4.62%	4.79%	11.23%	2.81%	−9.39%	2.95%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$56,472	$51,554	$43,586	$63,522	$58,116	$42,372
Ratio of expenses to average net assets(f)	0.75%	0.76%	0.76%	0.81%	0.77%	0.77%
Ratio of interest expense to average net assets(f)	0.00%(g)	0.01%	0.01%	0.06%	0.02%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	3.70%	3.44%	2.90%	1.95%	0.85%	0.71%
Portfolio turnover rate(d)(h)	5%	7%	13%	3%	5%	3%

(a)	Inception date of the Fund was January 14, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

OVERLAY SHARES SMALL CAP EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$35.20	$35.83	$30.86	$30.26	$37.20	$24.27
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.42	0.20	0.24	0.25	0.08
Net realized and unrealized gain (loss) on investments(b)	4.27	0.35	5.85	1.42	(5.77)	13.83
Total from investment operations	4.44	0.77	6.05	1.66	(5.52)	13.91
LESS DISTRIBUTIONS FROM:
Net investment income	(1.33)	(0.47)	(0.31)	(0.23)	(0.34)	(0.89)
Net realized gains	(0.12)	(0.02)	(0.42)	—	(0.34)	(0.09)
Return of capital	—	(0.91)	(0.35)	(0.83)	(0.74)	—
Total distributions	(1.45)	(1.40)	(1.08)	(1.06)	(1.42)	(0.98)
Net asset value, end of period	$38.19	$35.20	$35.83	$30.86	$30.26	$37.20
Total return(c)	12.78%	2.41%	20.16%	5.75%	−15.30%	58.12%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of period (in thousands)	$19,093	$15,842	$12,182	$7,715	$7,565	$6,510
Ratio of expenses to average net assets(e)	0.75%	0.77%	0.77%	0.82%	0.78%	0.77%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.02%	0.02%	0.07%	0.03%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.93%	1.24%	0.61%	0.81%	0.74%	0.25%
Portfolio turnover rate(c)(g)	4%	6%	9%	2%	5%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)
1. ORGANIZATION
Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Municipal Bond ETF (“OVM”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Small Cap Equity ETF (“OVS”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVL	U.S. large cap equity securities
OVM	Investment grade municipal bonds and below investment grade municipal bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVS	U.S. small cap equity securities

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).
The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

29

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Funds’ total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc., are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of February 28, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

30

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out distributions from net investment income and 50 bps in anticipated income from the options overlay, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of February 28, 2026, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of February 28, 2026, the Funds had no

31

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2026. At February 28, 2026, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When an index call option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When an index put option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of February 28, 2026, the Funds’ derivative instruments are not subject to a master netting arrangement.
Derivative Instruments – The average monthly value outstanding of purchased and written options during the period ended February 28, 2026, were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF
Purchased Put Options	$58,576	$48,068	$2,378,388	$305,304
Written Put Options	(148,707)	(124,677)	—	(777,508)

	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Purchased Put Options	$51,857	$86,896	$27,900
Written Put Options	(136,008)	(220,429)	(71,054)

32

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of February 28, 2026:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Overlay Shares Core Bond ETF	Purchased Options	$9,935	$—
	Written Options	—	51,488
Overlay Shares Foreign Equity ETF	Purchased Options	7,085	—
	Written Options	—	36,650
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	2,313,595	—
	Written Options	—	—
Overlay Shares Large Cap Equity ETF	Purchased Options	36,460	—
	Written Options	—	190,158
Overlay Shares Municipal Bond ETF	Purchased Options	6,820	—
	Written Options	—	35,848
Overlay Shares Short Term Bond ETF	Purchased Options	11,352	—
	Written Options	—	58,685
Overlay Shares Small Cap Equity ETF.	Purchased Options	3,745	—
	Written Options	—	19,733

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended February 28, 2026:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
		Purchased Options*	Written Options	Purchased Options*	Written Options
Overlay Shares Core Bond ETF	Equity Risk Contracts	$ (1,499,966)	$2,239,266	$(52,339)	$ 156,373
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(1,195,912)	1,795,877	(38,566)	112,898
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	(1,431,261)	—	(662,000)	—
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	(7,553,422)	11,229,249	(152,473)	520,898
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(1,308,146)	1,948,141	(36,378)	110,415
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(2,180,742)	3,262,494	(46,658)	159,399
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(713,152)	1,057,883	(19,292)	59,771

*	Included as a component of Investments on the Funds’ Statements of Operations.

33

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be
“Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accountant, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.

34

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Period Ended February 28, 2026
	Ordinary Income(1)(2)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF.	$1,392,514	$—	$—	$—
Overlay Shares Foreign Equity ETF.	1,748,556	—	—	—
Overlay Shares Hedged Large Cap Equity ETF	309,528	—	—	—
Overlay Shares Large Cap Equity ETF.	5,987,728	—	—	—
Overlay Shares Municipal Bond ETF	1,138,423	—	—	—
Overlay Shares Short Term Bond ETF	2,332,962	—	178,296	—
Overlay Shares Small Cap Equity ETF	623,829	—	54,675	—

	Year Ended August 31, 2025
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,498,548	$—	$—	$1,408,211
Overlay Shares Foreign Equity ETF	468,169	—	—	499,395
Overlay Shares Hedged Large Cap Equity ETF	118,592	—	—	—
Overlay Shares Large Cap Equity ETF	1,137,908	—	—	5,379,579
Overlay Shares Municipal Bond ETF	7,309	635,874	—	784,690
Overlay Shares Short Term Bond ETF	1,826,706	—	66,516	1,295,551
Overlay Shares Small Cap Equity ETF	157,641	—	7,216	330,803

(1)	Ordinary income may include short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.

35

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
At August 31, 2025, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Federal Tax Cost of Investments	$42,418,179	$21,031,070	$67,955,440	$154,823,204	$28,810,781	$52,450,452	$14,946,638
Gross Tax Unrealized Appreciation	$52,279	$4,032,669	$9,426,359	$14,598,347	$47,236	$264,209	$1,046,295
Gross Tax Unrealized Depreciation	(5,846,456)	(117,163)	(421,129)	(875,252)	(1,612,434)	(1,244,878)	(176,041)
Net Tax Unrealized Appreciation (Depreciation)	(5,794,177)	3,915,506	9,005,230	13,723,095	(1,565,198)	(980,669)	870,254
Undistributed Ordinary Income	—	—	62,415	—	—	—	—
Other Accumulated Gain (Loss)	(1,145,767)	(720,044)	(4,483,840)	(1,022,849)	(99,144)	1	—
Total Distributable Earnings/ (Accumulated Losses)	$(6,939,944)	$3,195,462	$4,583,805	$12,700,246	$(1,664,342)	$(980,668)	$870,254

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the taxable year ended August 31, 2025, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Overlay Shares Core Bond ETF	$—	$—
Overlay Shares Foreign Equity ETF	—	—
Overlay Shares Hedged Large Cap Equity ETF	2,341,211	—
Overlay Shares Large Cap Equity ETF	—	—
Overlay Shares Municipal Bond ETF	—	—
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Small Cap Equity ETF	—	—

At August 31, 2025, the Funds’ fiscal year end, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Overlay Shares Core Bond ETF.	$211,182	$934,586	Indefinite
Overlay Shares Foreign Equity ETF	—	720,046	Indefinite
Overlay Shares Hedged Large Cap Equity ETF.	1,536,283	606,347	Indefinite
Overlay Shares Large Cap Equity ETF	385,356	637,493	Indefinite
Overlay Shares Municipal Bond ETF	41,229	57,915	Indefinite
Overlay Shares Short Term Bond ETF	—	—	Indefinite
Overlay Shares Small Cap Equity ETF	—	—	Indefinite

36

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
During the year ended August 31, 2025, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
Overlay Shares Core Bond ETF	$—	$—
Overlay Shares Foreign Equity ETF	—	84,856
Overlay Shares Hedged Large Cap Equity ETF	—	—
Overlay Shares Large Cap Equity ETF	—	—
Overlay Shares Municipal Bond ETF	—	—
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Small Cap Equity ETF	—	—

6. INVESTMENT TRANSACTIONS
During the period ended February 28, 2026, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Core Bond ETF	$17,493	$(25,403)
Overlay Shares Foreign Equity ETF	228,638	—
Overlay Shares Hedged Large Cap Equity ETF	2,938,286	—
Overlay Shares Large Cap Equity ETF	4,404,060	—
Overlay Shares Municipal Bond ETF.	68,243	—
Overlay Shares Short Term Bond ETF	28,026	—
Overlay Shares Small Cap Equity ETF .	106,736	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended February 28, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Core Bond ETF	$2,123,074	$1,681,028	$14,783,894	$4,977,985
Overlay Shares Foreign Equity ETF	2,067,232	2,718,726	5,883,459	880,518
Overlay Shares Hedged Large Cap Equity ETF	1,624,023	2,172,729	33,297,260	12,292,825
Overlay Shares Large Cap Equity ETF	8,160,004	8,716,669	26,902,074	29,930,187
Overlay Shares Municipal Bond ETF.	1,429,662	1,495,671	7,523,750	2,596,702
Overlay Shares Short Term Bond ETF.	2,498,732	2,695,774	6,632,080	1,768,044
Overlay Shares Small Cap Equity ETF	727,814	969,460	2,599,427	709,416

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of

37

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable upon return of securities loaned.” During the period ended February 28, 2026, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to the Custodian for administering the securities lending program. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of February 28, 2026, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received	Fund Values of Securities on Loan	Fund Collateral Received*
OVB	$—	$—
OVF	—	—
OVLH	—	—
OVL	—	—
OVM	10,127,055	10,343,691
OVT	6,015,000	6,150,000
OVS	1,918,652	1,985,960

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, Chief Compliance Officer, Chief Information Officer, Chief Financial Officer and Controller, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

38

Overlay Shares ETFs
Notes to the Financial Statements
February 28, 2026 (Unaudited)(Continued)
10. SUBSEQUENT EVENTS
On March 30, 2026, the Funds paid a distribution to shareholders of record on March 27, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Core Bond ETF	$0.0961	$232,045
Overlay Shares Foreign Equity ETF	0.2543	287,393
Overlay Shares Large Cap Equity ETF	0.4411	1,446,788
Overlay Shares Municipal Bond ETF	0.0931	149,426
Overlay Shares Short Term Bond ETF	0.1104	291,477
Overlay Shares Small Cap Equity ETF .	0.3200	291,477

Management has evaluated the Funds’ related events and transactions that occurred subsequent to February 28, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

39

OVERLAY SHARES ETFs
ADDITIONAL INFORMATION
February 28, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Advisory Agreements included in the August 31, 2025, Annual Financial Statements and Additional Information.
TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Shares Foreign Equity ETF	96.14%
Overlay Shares Large Cap Equity ETF	100.00%
Overlay Shares Small Cap Equity	84.77%

For the fiscal year ended August 31, 2025, the percent of ordinary income distributions qualifying for the corporate dividends received deduction was as follows:

Overlay Shares Foreign Equity ETF	100.00%
Overlay Shares Large Cap Equity ETF	0.16%
Overlay Shares Small Cap Equity	0.07%

For the fiscal year ended August 31, 2025, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$967,564	$17,829

40

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	5/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	5/1/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	5/1/2026

* Print the name and title of each signing officer under his or her signature.